Total
Cambria Value and Momentum ETF
Cambria Value and Momentum ETF
Investment Objective
The Fund seeks income and capital appreciation from investments in the U.S. equity market.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cambria Value and Momentum ETF Cambria Value and Momentum ETF
Management Fee:	0.59%	[1]
Distribution and/or Service (12b-1) Fees:	none
Acquired Fund Fees and Expenses:	0.01%	[2]
Other Expenses:	0.05%
Total Annual Fund Operating Expenses:	0.65%	[2]
[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s expenses, except for the management fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which Cambria ETF Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[2]	Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:	Five Years:	Ten Years:
Cambria Value and Momentum ETF | Cambria Value and Momentum ETF | USD ($)	66	208	362	810

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of the value of the Fund’s net assets in U.S. exchange-listed equity securities that are undervalued according to various valuation metrics, including the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio.” For the purposes of this policy, the Fund may invest in investments that provide exposure to such securities. These valuation metrics are derived by dividing the current market value of a reference index or asset by an inflation-adjusted normalized factor (typically earnings, book value, dividends, cash flows or sales) over the past seven to ten years. The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), intends to employ systematic quantitative strategies in an effort to avoid overvalued and downtrending markets.

In attempting to avoid overvalued and downtrending markets, the Fund may hedge up to 100% of the value of the Fund’s long portfolio. The Fund may use derivatives, including U.S. exchange-traded stock index futures or options thereon, to attempt to effectuate such hedging during times when Cambria believes that the U.S. equity market is overvalued from a valuation standpoint, or Cambria’s models identify unfavorable trends and momentum in the U.S. equity market. During certain periods, including to collateralize the Fund’s investments in futures contracts, the Fund may invest up to 20% of the value of its net assets in U.S. dollar and non-U.S. dollar denominated money market instruments or other high quality debt securities, or ETFs that invest in these instruments.

The Fund may invest in securities of companies in any industry, but will limit the maximum allocation to any particular sector to 25%. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may also invest in small- and mid-capitalization companies. Filters will be implemented to screen for companies that pass sector exposure and liquidity requirements.

Cambria will utilize a quantitative model that combines value and momentum factors to identify which securities the Fund may purchase and sell and opportune times for purchases and sales. The Fund will look to allocate to the top performing value stocks based on value factors as well as absolute and relative momentum. Value will typically be measured on a longer time horizon (five to ten years) than momentum (typically less than one year).

The Fund may invest in U.S. exchange-listed preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. The Fund may also invest in U.S. exchange-listed real estate investment trusts (“REITs”) and engage in short sales of securities.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings to meet target allocations monthly. As a result, the Fund may experience high portfolio turnover.

As of August 1, 2024, the Fund had significant investment exposure to companies in the consumer discretionary, financials, and industrial sectors; however, the Fund’s sector exposure may change from time to time.

Principal Risks
Performance

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the S&P 500 Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall domestic equity market. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

Total Annual Returns for Calendar Year Ended December 31

As of June 30, 2024, the Fund’s year-to-date total return was -1.42%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 20.21%, for the quarter ended March 31, 2021.

Worst: -18.87%, for the quarter ended March 31, 2020.

Average Annual Total Returns for the period ending December 31, 2023
Average Annual Returns - Cambria Value and Momentum ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Cambria Value and Momentum ETF	Return Before Taxes	5.65%	6.32%	2.48%	Sep. 08, 2015
Cambria Value and Momentum ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	5.22%	6.00%	2.23%	Sep. 08, 2015
Cambria Value and Momentum ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.51%	4.88%	1.88%	Sep. 08, 2015
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	13.30%	Sep. 08, 2015

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.